Debt - Schedule of Outstanding Debt (Details)	9 Months Ended
Sep. 30, 2026 USD ($)
Excluding Impact | Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 2,030,900,000,000
Contractual Weighted Avg Interest Rate	5.07%
Weighted Avg Remaining Term	4 years 4 months 24 days
Excluding Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 3,360,472,000,000
Contractual Weighted Avg Interest Rate	3.73%
Weighted Avg Remaining Term	4 years 4 months 24 days
Including Impact
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 5,391,372,000,000
Contractual Weighted Avg Interest Rate	3.84%
Including Impact | Fixed and Hedged Debt | Designated as Hedging Instrument
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 4,805,972,000,000
Contractual Weighted Avg Interest Rate	3.72%
Including Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 3,360,472,000,000
Contractual Weighted Avg Interest Rate	3.73%
Including Impact | Hedged Variable Rate Debt | Designated as Hedging Instrument
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 1,445,500,000,000
Contractual Weighted Avg Interest Rate	3.70%
Including Impact | Unhedged Debt | Not Designated as Hedging Instrument
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 585,400,000,000
Contractual Weighted Avg Interest Rate	5.07%